UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2004

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds     holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Criterion Capital Management, LLC
Address:	One Maritime Plaza, Suite 1460
		San Francisco, CA  94111

Form 13F File Number:	28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	R. Daniel Beckham
Title:	Chief Operating Officer
Phone:	(415) 834-2417

Signature, Place and Date of Signing:

/s/ R. Daniel Beckham			San Francisco, CA	 August 16, 2004

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:		134,055 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


<Page

NAME OF ISSUER                    TITLE OF      CUSIP       VALUE     SHARES    SH/   PUT/  INV.  OTHER   VOTING AUTH
                                  CLASS                    X1000               PRN   CALL   DISC  MGR      SOLE   SHR NONE

ADVENT SOFTWARE INC                    COM    007974108      3253     180000   SH           SOLE           180000
AGILE SOFTWARE CORPORATION             COM    00846X105      3543     404900   SH           SOLE           404900
AMERICAN TOWER SYSTEMS                 COM    029912201      6262     412000   SH           SOLE           412000
CAPITALSOURCECMN                       COM    14055X102      8137     332800   SH           SOLE           332800
CENTRA SOFTWARE INC                    COM    15234X103      3907    1736900   SH           SOLE          1736900
CENTRAL PARKING CORP                   COM    154785109      1178      63000   SH           SOLE            63000
CHARTERMAC                             COM    160908109       590      30000   SH           SOLE            30000
CISCO SYSTEMS, INC                     COM    17275R102      3318     140000   SH           SOLE           140000
COMFORT SYSTEMS USA INC                COM    199908104      5056     791200   SH           SOLE           791200
COMVERSE TECHNOLOGY INC (NEW)          COM    205862402      1735      87000   SH           SOLE            87000
CROWN CASTLE INTL CORP                 COM    228227104     12088     819513   SH           SOLE           819513
FACTSET RESEARCH SYSTEMS INC           COM    303075105      4443      94000   SH           SOLE            94000
HOT TOPIC INCCMN                       COM    441339108       860      42000   SH           SOLE            42000
IGATE CORPORATION                      COM    45169U105       294      74000   SH           SOLE            74000
JANUS CAP GROUP INC                    COM    47102X105     11873     720000   SH           SOLE           720000
KORN/FERRY INTERNATIONAL               COM    500643200      1649      85180   SH           SOLE            85180
LABOR READY INC                        COM    505401208      1690     109000   SH           SOLE           109000
MACROVISION CORP                       COM    555904101       826      33000   SH           SOLE            33000
MARVEL ENTERPRISES INC                 COM    57383M108      3669     188000   SH           SOLE           188000
MERCURY INTERACTIVE CORP               COM    589405109      6826     137000   SH           SOLE           137000
META GROUP INC                         COM    591002100      3137     755872   SH           SOLE           755872
NETWORK ASSOCIATES INC                 COM    640938106      3480     192000   SH           SOLE           192000
NETSOLVE INC                           COM    64115J106      3017     304800   SH           SOLE           304800
PACIFIC SUNWEAR OF CALIFORNIA          COM    694873100       783      40000   SH           SOLE            40000
RESOURCES CONNECTION INC               COM    76122Q105      5984     153000   SH           SOLE           153000
SEMICONDUCTOR HOLDERS TRUST            ETF    816636203      6582     174000   SH           SOLE           174000
SHARPER IMAGE CORP                     COM    820013100       879      28000   SH           SOLE            28000
SIEBEL SYSTEMS INC                     COM    826170102      3154     295000   SH           SOLE           295000
SYMANTEC CORP                          COM    871503108      3545      81000   SH           SOLE            81000
TIER TECHNOLOGIES INC                  COM    88650Q100      1710     175538   SH           SOLE           175538
WESTERN WIRELESS CORP                  COM    95988E204      3758     130000   SH           SOLE           130000
WIND RIVER SYSTEMS LTD                 COM    973149107     10866     924000   SH           SOLE           924000
ZHONE TECHNOLOGIES INC                 COM    98950P108      5963    1528999   SH           SOLE          1528999


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